SCHEDULE OF RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 19, 2025	Mar. 13, 2025
Related Party Transaction [Line Items]
Amount fue from related party		$ 932,640	$ 14,674
Amounts due to related parties		2,162,876	341,563
Proceeds of loans from related parties		$ 939,297	412,935	$ 117,464
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
Amounts due to related parties		$ 989,382		334,028
Interest expenses of loans from related parties		34,635	6,980	4,874
Proceeds of loans from related parties		922,871	369,152	117,464
Debt to equity conversion				336,022
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Director and shareholder of the Company
Amounts due to related parties		$ 12,357	7,044
Interest expenses of loans from related parties				117,789
Proceeds of loans from related parties		16,426	43,783
Debt to equity conversion	[1]			1,627,729
Capital injection	[1]		573,032
Share transfer	[1]		573,032
Cetus Sponsor LLC [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of the Company since July 31, 2024
Amount fue from related party		$ 932,640
Amounts due to related parties		$ 914,000			$ 39,000	$ 875,000
A Winner Limited [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Affiliates of Cetus Sponsor LLC
Amounts due to related parties		$ 235,737			$ 1,110,000
MKDWELL Tech Inc [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		No longer considered a related party after Reverse Recapitalization on July 31, 2024
Amount fue from related party			14,674
Ming Chia Huang One [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		7,531
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		3,869	491
Chih Hsiang Tang [Member]
Related Party Transaction [Line Items]
Debt to equity conversion	[2]			$ 33,602

[1]	During the year ended December 31, 2021 and 2022, the Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtain loans to the Company with annual interest rate ranging from
[2]	In November 2020, MKD Taiwan entered into loan arrangement with Chih-Hsiang Tang and obtained loans to MKD Taiwan with annual interest rate at